united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares			Value
MUTUAL FUND - 60.5%
DEBT FUND - 60.5%
2,766,979	Grant Park Fixed Income Fund * (Cost - $27,655,189)		$ 27,780,464

SHORT-TERM INVESTMENTS - 13.4%
MONEY MARKET FUND - 13.4%
6,173,406	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, to yield 0.27% **		6,173,406
TOTAL SHORT-TERM INVESTMENTS (Cost - $6,173,406)

	TOTAL INVESTMENTS - 73.9% (Cost - $33,828,595) (a)		$ 33,953,870
	OTHER ASSETS LESS LIABILITIES - NET - 26.1%		12,011,284
	NET ASSETS - 100.0%		$ 45,965,154

*	Affiliated Investment Company.
**	Money Market Fund; Interest rate reflects seven-day effective yield on June 30, 2016. A portion represents positions held in GPMFS Fund Limited.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,828,595 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 125,275
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ 125,275

Unrealized
	LONG SWAP (1)		Gain / (Loss)
	Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns on a basket of commodity trading advisor (CTA) programs that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank. The basket is comprised of a diversified collection of CTA programs including systematic trend following, relative value and short term trading programs. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap, the notional allocation to each CTA program, and the mix of CTA programs. The swap was effective on August 17, 2012 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides for a 0.50% per annum notional fee to Deutsche Bank. (Notional Value $74,629,635)		$ 5,135,538
	Total Unrealized Appreciation on Swap Contract		$ 5,135,538

(1)	This investment is a holding of GPMFS Fund Limited.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares		Value
	MUTUAL FUND - 40.8%
	DEBT FUND - 40.8%
9,083,444	Grant Park Fixed Income Fund * (Cost - $90,813,677)	$ 91,197,779

	EXCHANGE TRADED FUNDS - 40.1%
	EQUITY FUNDS - 40.1%
42,438	iShares Core S&P 500 ETF	8,941,686
159,620	iShares MSCI ACWI ETF	8,975,432
231,281	iShares MSCI ACWI ex US ETF	9,010,708
161,263	iShares MSCI EAFE ETF	9,000,088
183,477	iShares MSCI EAFE Small-Cap ETF	8,854,600
266,196	iShares MSCI Emerging Markets ETF	9,146,495
76,427	iShares Russell 1000 ETF	8,934,316
77,643	iShares Russell 2000 ETF	8,926,616
53,070	iShares Russell Mid-Cap ETF	8,923,190
110,352	iShares U.S. Real Estate ETF	9,081,970
	TOTAL EXCHANGE TRADED FUNDS (Cost - $86,957,427)	89,795,101

	SHORT-TERM INVESTMENTS - 13.5%
	MONEY MARKET FUND - 13.5%
30,201,847	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, to yield 0.27% **	30,201,847
	TOTAL SHORT-TERM INVESTMENTS - (Cost - $30,201,847)

	TOTAL INVESTMENTS - 94.4% (Cost - $207,972,951) (a)	$ 211,194,727
	OTHER ASSETS LESS LIABILITIES - NET - 5.6%	12,541,635
	NET ASSETS - 100.0%	$ 223,736,362

*	Affiliated Investment Company.
**	Money Market Fund; Interest rate reflects seven-day effective yield on June 30, 2016. A portion represents positions held in GPMAS Fund Limited.
ETF	Exchange Traded Fund
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $208,287,904 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,682,205
	Unrealized depreciation:	(775,382)
	Net unrealized appreciation:	$ 2,906,823

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

LONG FUTURES CONTRACTS
Long Contracts	Description	Underlying Face Amount at Value *	Unrealized Gain/(Loss)
1,555	10 YR Mini JGB Future Sep 2016	231,695,000	$ 916,377
1,139	3 Mo EuroYen TFX Mar 2017	277,631,250	45,038
2,070	3 Mo Sterling (Short Sterling) Sep 2017	344,789,550	1,164,476
1,775	3 Month Euro (Euribor) Sep 2017	494,856,688	167,562
1,115	3 Year AUD Government Bond Sep 2016	81,775,215	122,535
2,924	90 Day Euro $ Future Mar 2018	724,676,850	2,124,300
179	Cotton Dec 2016 +	5,851,009	(129,640)
1,616	Euro CHF 3 Mo ICE Jun 2017	419,218,680	129,233
55	Euro-Bund Future Sep 2016	10,090,597	165,160
217	Frozen Concentrated OJ Sep 2016 +	5,511,532	256,328
42	FTSE 100 Index Sep 2016	3,605,954	90,901
189	Gold Aug 2016 +	24,249,210	710,130
110	Japanese Yen Future Sep 2016	13,347,125	461,088
165	Long Gilt Future Sep 2016	28,838,129	443,622
77	Lumber Future Sep 2016 +	2,608,936	(2,717)
2	Nasdaq 100 E-Mini Future Sep 2016	176,280	(1,110)
77	Natural Gas Future Aug 2016 +	2,023,990	227,490
133	New Zealand Dollar Future Sep 2016	9,444,330	186,625
4	Platinum Future Oct 2016 +	205,550	(690)
11	S&P E-mini Future Sep 2016	1,149,638	3,630
93	Soybean Meal Aug 2016 +	3,755,080	18,860
81	US 5 Yr Note Sep 2016	9,838,519	56,386
76	US 10 Yr Future Sep 2016	9,941,016	165,768
201	US Long Bond Future Sep 2016	33,339,756	1,301,433
143	World Sugar #11 Oct 2016 +	3,181,098	74,950
	Net Unrealized Appreciation from Open Long Futures Contracts		$ 8,697,735

SHORT FUTURES CONTRACTS
Short Contracts	Description	Underlying Face Amount at Value *	Unrealized Gain/(Loss)
15	Australian Dollar Future Sep 2016	1,113,600	$ (17,450)
134	Canadian Dollar Future Sep 2016	10,334,080	(20,840)
61	Cocoa Sep 2016 +	1,807,430	62,780
8	Crude Oil Future Aug 2016 +	386,640	11,300
49	Dollar Index Future Sep 2016	4,713,947	(106,882)
6	Euro Fx Future Sep 2016	833,250	3,619
61	Feeder Cattle Aug 2016 +	4,401,150	(26,925)
58	Gas Oil Future Aug 2016 +	2,588,250	(16,575)
27	Gasoline RBOB Aug 2016 +	1,702,474	120,112
28	Hang Seng Index Future Jul 2016	3,780,097	7,870
353	Mexican Peso Future Sep 2016	9,561,005	(220,190)
41	Nikkei 225 (SGX) Sep 2016	3,107,267	58,637
154	Soybean Oil Aug 2016 +	2,913,372	(18,192)

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

SHORT FUTURES CONTRACTS (Continued)
Short Contracts	Description	Underlying Face Amount at Value *	Unrealized Gain/(Loss)
6	SPI 200 Future Sep 2016	578,030	$ (5,602)
71	Swiss Franc Future Sep 2016	9,109,300	128,806
	Net Unrealized Depreciation from Open Short Futures Contracts		$ (39,532)

Total Net Unrealized Appreciation from Open Futures Contracts			$ 8,658,203

+ This investment is a holding of GPMAS Fund Limited.
* The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

Grant Park Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares			Value
MUTUAL FUND - 68.0%
DEBT FUND - 68.0%
131,135	Grant Park Fixed Income Fund * (Cost - $1,310,837)		$ 1,316,599

SHORT-TERM INVESTMENTS - 22.1%
MONEY MARKET FUND - 22.1%
428,203	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, to yield 0.27% **		428,203
TOTAL SHORT-TERM INVESTMENTS (Cost - $428,203)

	TOTAL INVESTMENTS - 90.1% (Cost - $1,739,040) (a)		$ 1,744,802
	OTHER ASSETS LESS LIABILITIES - NET - 9.9%		191,643
	NET ASSETS - 100.0%		$ 1,936,445

*	Affiliated Investment Company.
**	Money Market Fund; Interest rate reflects seven-day effective yield on June 30, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,739,040 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:		$ 5,762
	Unrealized depreciation:		-
	Net unrealized appreciation:		$ 5,762

SHORT FUTURES CONTRACTS
Short Contracts	Description	Underlying Face Amount at Value *	Unrealized Gain/(Loss)
1	Euro STOXX 50 Sep 2016	35,145	$ (333)

Net Unrealized Depreciation from Open Short Futures Contracts			$ (333)

Grant Park Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares				Value
	EXCHANGE TRADED FUNDS - 32.7%
	DEBT FUNDS - 32.7%
111,346	iShares Short Maturity Bond ETF			$ 5,586,229
30,000	iShares US Preferred Stock ETF			1,196,700
4,650	PIMCO 0-5 Year High Yield Corporate Bond Index ETF			450,306
23,324	PIMCO Enhanced Short Maturity Active ETF			2,359,689
182,514	SPDR Barclays Short - Term Corporate Bond ETF			5,617,781
226,400	SPDR Barclays Short - Term High Yield Bond ETF			6,110,536
222,800	Vanguard Short - Term Corporate Bond ETF			18,011,152
	TOTAL EXCHANGE TRADED FUNDS (Cost - $38,921,999)			39,332,393
Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES - 57.6%
	AUTO MANUFACTURERS - 3.7%
$ 4,500,000	Ford Motor Credit Co. LLC	1.700	1/3/2017	4,468,613

	BANKS - 4.0%
2,000,000	Citigroup, Inc.	5.850	8/2/2016	2,007,185
2,795,000	SunTrust Banks, Inc.	1.350	2/15/2017	2,798,724
				4,805,909
	BEVERAGES - 2.1%
2,500,000	SABMiller Holdings, Inc. *	2.450	1/15/2017	2,516,741

	DIVERSIFIED FINANCIAL SERVICES - 5.1%
2,500,000	American Express Credit Corp.	2.375	3/24/2017	2,524,696
1,500,000	Capital One Bank USA NA	1.150	11/21/2016	1,501,005
2,100,000	Kraft Heinz Foods Co.	1.200	9/1/2016	2,095,660
				6,121,361
	ELECTRIC - 1.7%
2,000,000	The Southern Co.	1.950	9/1/2016	2,003,137

	MISCELLANEOUS MANUFACTURER - 1.7%
2,000,000	Textron, Inc.	4.625	9/21/2016	2,011,088

	TELECOMMUNICATIONS - 3.4%
1,750,000	AT&T, Inc.	2.400	8/15/2016	1,752,813
2,316,000	AT&T, Inc.	2.400	3/15/2017	2,335,986
				4,088,799
	TRUCKING & LEASING - 0.5%
638,000	GATX Corp.	3.500	7/15/2016	638,375

Grant Park Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016
Par Value		Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.4%
$ 3,000,000	Federal Farm Credit Banks	1.110	10/15/2018	$ 3,000,060
3,000,000	Federal Farm Credit Banks	1.340	11/30/2018	3,005,922
2,000,000	Federal Farm Credit Banks	1.520	2/3/2020	2,006,412
1,000,000	Federal Farm Credit Banks	1.730	8/12/2019	1,000,972
700,000	Federal Farm Credit Banks	1.670	8/26/2019	701,332
3,000,000	Federal Home Loan Banks	1.250	8/24/2018	3,002,356
3,050,000	Federal Home Loan Banks	1.280	8/24/2018	3,053,444
750,000	Federal Home Loan Mortgage Corp.	1.500	10/29/2019	750,324
3,000,000	Federal Home Loan Mortgage Corp.	1.300	2/26/2019	3,000,975
3,000,000	Federal Home Loan Mortgage Corp.	1.300	2/26/2019	3,000,918
2,000,000	Federal Home Loan Mortgage Corp.	1.350	3/29/2019	2,001,084
1,000,000	Federal Home Loan Mortgage Corp.	1.625	3/30/2020	1,000,976
3,000,000	Federal Home Loan Mortgage Corp.	1.300	4/29/2019	3,000,764
2,000,000	Federal Home Loan Mortgage Corp.	1.300	5/24/2019	2,000,130
2,500,000	Federal Home Loan Mortgage Corp.	1.250	8/27/2018	2,502,019
3,500,000	Federal National Mortgage Association	1.120	10/26/2018	3,500,908
1,500,000	Federal National Mortgage Association	1.250	2/26/2019	1,500,491
2,000,000	Federal National Mortgage Association	1.270	2/26/2019	2,001,066
2,500,000	Federal National Mortgage Association	1.400	3/29/2019	2,502,559
				42,532,712

	TOTAL BONDS & NOTES (Cost - $69,148,633)			69,186,735
Shares
	SHORT-TERM INVESTMENTS - 10.9%
	MONEY MARKET FUND - 10.9%
13,138,213	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, to yield 0.27% **			13,138,213
	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,138,213)

	TOTAL INVESTMENTS - 101.2% (Cost - $121,208,845) (a)			$ 121,657,341
	OTHER ASSETS LESS LIABILITIES - NET - (1.2) %			(1,388,254)
	NET ASSETS - 100.0%			$ 120,269,087

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 2.1% of total net assets. The security may be resold in transaction exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Money Market Fund; Interest rate reflects seven-day effective yield on June 30, 2016.
ETF	Exchange Traded Fund
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $121,208,845 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 453,209
		Unrealized depreciation:		(4,713)
	Net unrealized appreciation:			$ 448,496

Grant Park Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. If market quotations are not readily available or if the Adviser believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies may be valued at net asset value. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Grant Park Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Funds' investments measured at fair value:

Grant Park Managed Futures Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Fund	$ 27,780,464	$ -	$ -	$ 27,780,464
Short-Term Investments	6,173,406	-	-	6,173,406
Swap Contract	-	5,135,538	-	5,135,538
Total	$ 33,953,870	$ 5,135,538	$ -	$ 39,089,408

Grant Park Multi Alternative Strategies Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Fund	$ 91,197,779	$ -	$ -	$ 91,197,779
Exchange Traded Funds	89,795,101	-	-	89,795,101
Short-Term Investments	30,201,847	-	-	30,201,847
Long Futures Contracts	8,697,735	-	-	8,697,735
Total	$ 219,892,462	$ -	$ -	$ 219,892,462

Liabilities *	Level 1	Level 2	Level 3	Total
Short Futures Contracts	$ 39,532	$ -	$ -	$ 39,532
Total	$ 39,532	$ -	$ -	$ 39,532

Grant Park Absolute Return Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Fund	$ 1,316,599	$ -	$ -	$ 1,316,599
Short-Term Investments	428,203	-	-	428,203
Total	$ 1,744,802	$ -	$ -	$ 1,744,802

Liabilities *	Level 1	Level 2	Level 3	Total
Short Futures Contracts	$ 333	$ -	$ -	$ 333
Total	$ 333	$ -	$ -	$ 333

Grant Park Fixed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 39,332,393	$ -	$ -	$ 39,332,393
Bonds & Notes	-	69,186,735	-	69,186,735
Short-Term Investments	13,138,213	-	-	13,138,213
Total	$ 52,470,606	$ 69,186,735	$ -	$ 121,657,341

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Funds' policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Funds' Consolidated Portfolio of Investments for security classifications.

Grant Park Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Consolidation of Subsidiaries – The consolidated financial statements of the Grant Park Managed Futures Strategy Fund include GPMFS Fund Limited (“GPMFS”), a wholly-owned and controlled subsidiary. The consolidated financial statements of the Grant Park Multi Alternative Strategies Fund include GPMAS Fund Limited (“GPMAS”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. GPMFS commenced operations on March 11, 2011. GPMAS commenced operations on December 31, 2013.

A summary of the Grant Park Managed Futures Strategy Fund’s investments in the GPMFS is as follows:
GPMFS Fund Limited (GPMFS)
June 30, 2016
Fair Value of Commodity Pool Investment	$ 11,481,148
Other Assets	$ -
Total Net Assets	$ 11,481,148

Percentage of the Fund's Total Net Assets	25.0%

A summary of the Grant Park Multi Alternative Strategies Fund’s investments in the GPMAS is as follows:

GPMAS Fund Limited (GPMAS)
June 30, 2016
Fair Value of Commodity Pool Investment	$ 11,102,188
Other Assets	$ -
Total Net Assets	$ 11,102,188

Percentage of the Fund's Total Net Assets	5.0%

For tax purposes, GPMFS and GPMAS are exempted Cayman investment companies. Both have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, both are a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, GPMFS’s and GPMAS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Exchange Trade Fund - The Fund may invest in exchange traded funds ("ETFs"). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. Swap agreeements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or "swapped" between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement will first be offset against the due to broker-swap contract balance outstanding at the time the poistion is liquidated, with the remainder being recorded as a realized gain or loss on the Consolidated Statement of Operations. As of June 30, 2016, for the Grant Park Managed Futures Strategy Fund the unrealized appreciation on the swap contract was $5,135,538 and the realized loss was $10,794,178.

Grant Park Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

The notional value of the derivative instruments outstanding as of June 30, 2016 as disclosed in the Consolidated Portfolio of Investments is a reflection of the volume of derivative activity for the Funds.

Futures Contracts – The Funds are subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, each Funds recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following is a summary of the location of derivative investments on the Grant Park Multi Alternative Strategies Fund’s Consolidated Portfolio of Invesments as of June 30, 2016:

Derivative Investment Type			Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts			Net unrealized appreciation/(depreciation) from futures contracts
The following table sets forth the fair value of the Grant Park Multi Alternative Strategies Fund’s derivative contracts by primary risk exposure as of June 30, 2016:

Derivative Investment Value
Derivative Investment Type	Equity Contracts	Currency Contracts	Commodity Contracts	Interest Rate Contracts	Total as of June 30, 2016
Futures	$ 146,456	$ 551,879	$ 1,287,211	$ 6,672,657	$ 8,658,203
The following is a summary of the location of derivative investments on the Grant Park Absolute Return Fund’s Portfolio of Investments as of June 30, 2016:

Derivative Investment Type			Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts			Net unrealized appreciation/(depreciation) from futures contracts
The following table sets forth the fair value of the Grant Park Absolute Return Fund’s derivative contracts by primary risk exposure as of June 30, 2016:

Derivative Investment Value
Derivative Investment Type	Equity Contracts	Total as of June 30, 2016
Futures	$ (333)	$ (333)

The following is a summary of the Grant Park Multi Alternative Strategies Fund’s realized gain (loss) on derivative investments categorized by primary risk exposure as of June 30, 2016:

Realized gain/(loss) on derivatives
Derivative Investment Type	Equity Contracts	Currency Contracts	Commodity Contracts	Interest Rate Contracts	Total as of June 30, 2016
Futures	$ (3,562,006)	$ (5,144,169)	$ 1,625,646	$ 4,991,086	$ (2,089,443)

Grant Park Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

The following is a summary of the Grant Park Absolute Return Fund’s realized gain (loss) on derivative investments categorized by primary risk exposure as of June 30, 2016:
Realized gain/(loss) on derivatives
Derivative Investment Type	Equity Contracts	Total as of June 30, 2016
Futures	$ 20,987	$ 20,987

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 8/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 8/25/16

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 8/25/16